Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our long-term incentive compensation program seeks to align the interests of our executives with those of our stockholders. We have typically granted our executives long-term equity awards in February or March of the applicable year, which for 2025 consisted of performance units weighted 60% at target and restricted stock weighted 40%. While we do not have a formal policy regarding the timing of equity awards, we do not make any form of equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on any equity award grant dates for the purpose of affecting the value of any such award.

Award Timing Method	. While we do not have a formal policy regarding the timing of equity awards, we do not make any form of equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on any equity award grant dates for the purpose of affecting the value of any such award.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	. While we do not have a formal policy regarding the timing of equity awards, we do not make any form of equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on any equity award grant dates for the purpose of affecting the value of any such award.
MNPI Disclosure Timed for Compensation Value	false